Mutual Funds

Prospectus

December 16, 2011, as supplemented May 14, 2012

Nuveen Asset Allocation Funds

For investors seeking professional asset allocation based on a combination of quantitative and qualitative market analysis.

Class / Ticker Symbol

Fund Name	Class A	Class B	Class C	Class R3	Class I
Nuveen Strategy Aggressive Growth Allocation Fund	FAAGX	FSGBX	FSACX	FSASX	FSAYX
Nuveen Strategy Growth Allocation Fund	FAGSX	FSNBX	FSNCX	FSNSX	FSGYX
Nuveen Strategy Balanced Allocation Fund	FSGNX	FSKBX	FSKCX	FSKSX	FSKYX
Nuveen Strategy Conservative Allocation Fund	FSFIX	FSFBX	FSJCX	FSJSX	FSFYX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC OR GOVERNMENT INSURED MAY LOSE VALUE NO BANK GUARANTEE

Section 1    Fund Summaries

Nuveen Strategy Aggressive Growth Allocation Fund

Investment Objective

The investment objective of the fund is to seek a high level of capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 36 of the fund’s prospectus, ”How to Reduce Your Sales Charge” on page 38 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-71 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.27%	0.27%	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.91%	0.91%	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses[3]	1.53%	2.28%	2.28%	1.78%	1.28%
Fee Waivers and/or Expense Reimbursements	(0.22)%	(0.22)%	(0.22)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.31%	2.06%	2.06%	1.56%	1.06%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through January 31, 2013, so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Section 1    Fund Summaries

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$701	$709	$209	$159	$108	$701	$209	$209	$159	$108
3 Years	$1,009	$989	$689	$537	$382	$1,009	$689	$689	$537	$382
5 Years	$1,340	$1,298	$1,198	$942	$679	$1,340	$1,198	$1,198	$942	$679
10 Years	$2,275	$2,408	$2,597	$2,075	$1,524	$2,275	$2,408	$2,597	$2,075	$1,524

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the underlying funds. An underlying fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund’s sub-adviser expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the fund is expected to have a low portfolio turnover rate, the underlying funds may trade securities frequently. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the fund’s investment adviser (the “underlying funds”). The fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on underlying funds that invest primarily in fixed income securities. The fund may invest in an underlying fund that is an absolute return fund in an effort to enhance the fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. In addition to investing in the underlying funds, the fund also may invest in securities that will expose the fund to the performance of a commodity or commodity index, including, but not limited to, exchange-traded funds (“ETFs”). The fund may invest up to 10% of its total assets in such securities. The fund may invest in ETFs (in addition to those providing commodities exposure), closed-end investment companies, and other investment companies not affiliated with the fund, provided that the fund invests no more than 10% of its total assets, collectively, in unaffiliated investment companies (other than certain money market funds).

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the fund’s, or underlying fund’s, portfolio; or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

The fund has targets for allocating its assets among the underlying funds and other securities, which are set forth in the following table as a percentage of the fund’s total assets. The sub-adviser uses these target allocations as general guides in setting the fund’s actual allocation. Actual allocations may be adjusted within the allocation ranges set forth

Section 1    Fund Summaries

in the table in order to take advantage of current or expected market conditions, or to manage risk. Normally, the fund’s allocation to Cash Equivalents (defined as cash, money market funds, U.S. dollar-denominated high-quality money market instruments and other short-term securities) will not exceed the maximum set forth in the table. However, the fund may temporarily invest without limit in Cash Equivalents in an attempt to respond to adverse market, economic, political, or other conditions. Investing a significant portion of the fund’s assets in these securities may prevent the fund from achieving its objective.

	Target Allocation	Allocation Range
Equity Funds	86%	55-100%
Fixed Income Funds	2%	0-45%
Absolute Return Funds	7%	0-20%
Other Securities*	5%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Additional Expenses—Investing in the underlying funds and in unaffiliated investment companies through an investment in the fund involves additional expenses that would not be present in a direct investment in the underlying funds and unaffiliated investment companies.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide an exposure to those markets therefore also may be highly volatile.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund or an underlying fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Market Risk—The market values of securities owned by the fund and the underlying funds may decline, at times sharply and unpredictably.

Risks Associated with the Underlying Funds—Because the fund’s assets are invested primarily in shares of the underlying funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the underlying funds. In summarizing the risks of the underlying funds below, the fund has organized the discussion into those risks typically associated with underlying funds that invest in equity securities (“Equity Funds”), those risks typically associated with underlying funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with all of the underlying funds (absolute return funds generally have exposure to equity securities and fixed income securities). Certain underlying funds are subject to additional principal risks, which are described in the fund’s prospectus.

Equity Funds

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Fixed Income Funds

Call Risk—If an issuer calls higher-yielding bonds held by an underlying fund, performance could be adversely impacted.

Section 1    Fund Summaries

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with an underlying fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—An underlying fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of an underlying fund’s portfolio will decline because of rising interest rates.

Political and Economic Risks—The value of an underlying fund that invests primarily in municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

All Underlying Funds

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect an underlying fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class R3 shares. The performance of the other share classes will differ due to their different expense structures.

Class R3 Annual Total Return*

*	Class R3 year-to-date total return as of September 30, 2011 was -12.08%.

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 17.20% and -22.11%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the fund used the Dow Jones Moderately Aggressive U.S. Portfolio Index as a benchmark.

Section 1    Fund Summaries

Going forward, the fund’s performance will be compared to the Morningstar Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class R3 shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	6.79%	2.51%	N/A	5.57%
Class B (return before taxes)	9/24/01	7.55%	2.80%	N/A	5.46%
Class C (return before taxes)	9/24/01	12.55%	2.98%	N/A	5.47%
Class R3 (return before taxes)	10/1/96	12.99%	3.50%	2.60%	N/A
Class R3 (return after taxes on distributions)		12.59%	3.15%	2.22%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.60%	2.89%	2.07%	N/A
Class I (return before taxes)	9/24/01	13.52%	4.00%	N/A	6.50%
Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		16.75%	4.60%	4.88%	8.25%
Dow Jones Moderately Aggressive U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		18.31%	4.39%	4.72%	7.22%
Lipper Flexible Portfolio Classification Average (reflects no deduction for taxes or certain expenses)		12.09%	3.91%	4.52%	6.24%

Management

Investment Adviser

Nuveen Fund Advisors, Inc.

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
David R. Cline	Vice President	October 1996
James A. Colon, CFA	Vice President	May 2011

Section 1    Fund Summaries

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund, its distributor or its investment adviser may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Strategy Growth Allocation Fund

Investment Objective

The investment objective of the fund is to seek capital growth with a moderate level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 36 of the fund’s prospectus, ”How to Reduce Your Sales Charge” on page 38 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-71 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses[3]	1.46%	2.21%	2.21%	1.71%	1.21%
Fee Waivers and/or Expense Reimbursements	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.26%	2.01%	2.01%	1.51%	1.01%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through January 31, 2013, so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Section 1    Fund Summaries

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$696	$704	$204	$154	$103	$696	$204	$204	$154	$103
3 Years	$990	$970	$670	$518	$363	$990	$670	$670	$518	$363
5 Years	$1,307	$1,265	$1,165	$908	$644	$1,307	$1,165	$1,165	$908	$644
10 Years	$2,203	$2,337	$2,527	$2,001	$1,447	$2,203	$2,337	$2,527	$2,001	$1,447

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the underlying funds. An underlying fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund’s sub-adviser expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the fund is expected to have a low portfolio turnover rate, the underlying funds may trade securities frequently. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the fund’s investment adviser (the “underlying funds”). The fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on underlying funds that invest primarily in fixed income securities. The fund may invest in an underlying fund that is an absolute return fund in an effort to enhance the fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. In addition to investing in the underlying funds, the fund also may invest in securities that will expose the fund to the performance of a commodity or commodity index, including, but not limited to, exchange-traded funds (“ETFs”). The fund may invest up to 10% of its total assets in such securities. The fund may invest in ETFs (in addition to those providing commodities exposure), closed-end investment companies, and other investment companies not affiliated with the fund, provided that the fund invests no more than 10% of its total assets, collectively, in unaffiliated investment companies (other than certain money market funds).

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the fund’s, or underlying fund’s, portfolio; or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

The fund has targets for allocating its assets among the underlying funds and other securities, which are set forth in the following table as a percentage of the fund’s total assets. The sub-adviser uses these target allocations as general guides in setting the fund’s actual allocation. Actual allocations may be adjusted within the allocation ranges set forth

Section 1    Fund Summaries

in the table in order to take advantage of current or expected market conditions, or to manage risk. Normally, the fund’s allocation to Cash Equivalents (defined as cash, money market funds, U.S. dollar-denominated high-quality money market instruments and other short-term securities) will not exceed the maximum set forth in the table. However, the fund may temporarily invest without limit in Cash Equivalents in an attempt to respond to adverse market, economic, political, or other conditions. Investing a significant portion of the fund’s assets in these securities may prevent the fund from achieving its objective.

	Target Allocation	Allocation Range
Equity Funds	72%	45-90%
Fixed Income Funds	15%	0-55%
Absolute Return Funds	9%	0-20%
Other Securities*	4%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Additional Expenses—Investing in the underlying funds and in unaffiliated investment companies through an investment in the fund involves additional expenses that would not be present in a direct investment in the underlying funds and unaffiliated investment companies.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide an exposure to those markets therefore also may be highly volatile.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund or an underlying fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Market Risk—The market values of securities owned by the fund and the underlying funds may decline, at times sharply and unpredictably.

Risks Associated with the Underlying Funds—Because the fund’s assets are invested primarily in shares of the underlying funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the underlying funds. In summarizing the risks of the underlying funds below, the fund has organized the discussion into those risks typically associated with underlying funds that invest in equity securities (“Equity Funds”), those risks typically associated with underlying funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with all of the underlying funds (absolute return funds generally have exposure to equity securities and fixed income securities). Certain underlying funds are subject to additional principal risks, which are described in the fund’s prospectus.

Equity Funds

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Fixed Income Funds

Call Risk—If an issuer calls higher-yielding bonds held by an underlying fund, performance could be adversely impacted.

Section 1    Fund Summaries

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with an underlying fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—An underlying fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of an underlying fund’s portfolio will decline because of rising interest rates.

Political and Economic Risks—The value of an underlying fund that invests primarily in municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

All Underlying Funds

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect an underlying fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class R3 shares. The performance of the other share classes will differ due to their different expense structures.

Class R3 Annual Total Return*

*	Class R3 year-to-date total return as of September 30, 2011 was -9.55%.

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 16.83% and -19.28%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward,

Section 1    Fund Summaries

the fund’s performance will be compared to the Morningstar Moderately Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class R3 shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.93%	2.88%	N/A	5.32%
Class B (return before taxes)	9/24/01	6.50%	3.13%	N/A	5.21%
Class C (return before taxes)	9/24/01	11.55%	3.31%	N/A	5.22%
Class R3 (return before taxes)	10/1/96	12.06%	3.83%	3.04%	N/A
Class R3 (return after taxes on distributions)		11.44%	3.05%	2.29%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.01%	3.01%	2.27%	N/A
Class I (return before taxes)	9/24/01	12.64%	4.35%	N/A	6.25%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		14.92%	5.13%	5.37%	8.11%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Growth Classification Average (reflects no deduction for taxes or certain expenses)		12.84%	3.37%	3.23%	5.33%

Management

Investment Adviser

Nuveen Fund Advisors, Inc.

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

David R. Cline	Vice President	October 1996
James A. Colon, CFA	Vice President	May 2011

Section 1    Fund Summaries

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund, its distributor or its investment adviser may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Strategy Balanced Allocation Fund

Investment Objective

The investment objective of the fund is to seek both capital growth and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 36 of the fund’s prospectus, ”How to Reduce Your Sales Charge” on page 38 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-71 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.84%	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses[3]	1.37%	2.12%	2.12%	1.62%	1.12%
Fee Waivers and/or Expense Reimbursements	(0.13)%	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.24%	1.99%	1.99%	1.49%	0.99%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through January 31, 2013, so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Section 1    Fund Summaries

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$694	$702	$202	$152	$101	$694	$202	$202	$152	$101
3 Years	$971	$950	$650	$497	$342	$971	$650	$650	$497	$342
5 Years	$1,269	$1,226	$1,126	$868	$603	$1,269	$1,126	$1,126	$868	$603
10 Years	$2,115	$2,249	$2,441	$1,910	$1,351	$2,115	$2,249	$2,441	$1,910	$1,351

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the underlying funds. An underlying fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund’s sub-adviser expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the fund is expected to have a low portfolio turnover rate, the underlying funds may trade securities frequently. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the fund’s investment adviser (the “underlying funds”). The fund seeks to achieve its objective by generally providing significant allocations both to underlying funds that invest primarily in equity securities and to underlying funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions. The fund may invest in an underlying fund that is an absolute return fund in an effort to enhance the fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. In addition to investing in the underlying funds, the fund also may invest in securities that will expose the fund to the performance of a commodity or commodity index, including, but not limited to, exchange-traded funds (“ETFs”). The fund may invest up to 5% of its total assets in such securities. The fund may invest in ETFs (in addition to those providing commodities exposure), closed-end investment companies, and other investment companies not affiliated with the fund, provided that the fund invests no more than 10% of its total assets, collectively, in unaffiliated investment companies (other than certain money market funds).

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the fund’s, or underlying fund’s, portfolio; or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

The fund has targets for allocating its assets among the underlying funds and other securities, which are set forth in the following table as a percentage of the fund’s total assets. The sub-adviser uses these target allocations as general guides in setting the fund’s actual allocation. Actual allocations may be adjusted within the allocation ranges set forth

Section 1    Fund Summaries

in the table in order to take advantage of current or expected market conditions, or to manage risk. Normally, the fund’s allocation to Cash Equivalents (defined as cash, money market funds, U.S. dollar-denominated high-quality money market instruments and other short-term securities) will not exceed the maximum set forth in the table. However, the fund may temporarily invest without limit in Cash Equivalents in an attempt to respond to adverse market, economic, political, or other conditions. Investing a significant portion of the fund’s assets in these securities may prevent the fund from achieving its objective.

	Target Allocation	Allocation Range
Equity Funds	59%	30-75%
Fixed Income Funds	31%	15-70%
Absolute Return Funds	7%	0-20%
Other Securities*	3%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Additional Expenses—Investing in the underlying funds and in unaffiliated investment companies through an investment in the fund involves additional expenses that would not be present in a direct investment in the underlying funds and unaffiliated investment companies.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide an exposure to those markets therefore also may be highly volatile.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund or an underlying fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Market Risk—The market values of securities owned by the fund and the underlying funds may decline, at times sharply and unpredictably.

Risks Associated with the Underlying Funds—Because the fund’s assets are invested primarily in shares of the underlying funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the underlying funds. In summarizing the risks of the underlying funds below, the fund has organized the discussion into those risks typically associated with underlying funds that invest in equity securities (“Equity Funds”), those risks typically associated with underlying funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with all of the underlying funds (absolute return funds generally have exposure to equity securities and fixed income securities). Certain underlying funds are subject to additional principal risks, which are described in the fund’s prospectus.

Equity Funds

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Fixed Income Funds

Call Risk—If an issuer calls higher-yielding bonds held by an underlying fund, performance could be adversely impacted.

Section 1    Fund Summaries

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with an underlying fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—An underlying fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of an underlying fund’s portfolio will decline because of rising interest rates.

Political and Economic Risks—The value of an underlying fund that invests primarily in municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

All Underlying Funds

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect an underlying fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class R3 shares. The performance of the other share classes will differ due to their different expense structures.

Class R3 Annual Total Return*

*	Class R3 year-to-date total return as of September 30, 2011 was -7.47%.

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 16.43% and -16.87%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward,

Section 1    Fund Summaries

the fund’s performance will be compared to the Morningstar Moderate Target Risk Index because it more closely reflects the fund’s investment universe. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class R3 shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

	Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.54%	3.17%	N/A	5.09%
Class B (return before taxes)	9/24/01	6.08%	3.45%	N/A	4.98%
Class C (return before taxes)	9/24/01	11.14%	3.63%	N/A	4.99%
Class R3 (return before taxes)	10/1/96	11.64%	4.13%	3.50%	N/A
Class R3 (return after taxes on distributions)		10.88%	3.00%	2.47%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		7.57%	3.07%	2.50%	N/A
Class I (return before taxes)	9/24/01	12.21%	4.65%	N/A	6.02%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)		12.33%	5.48%	5.68%	7.65%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Moderate Classification Average (reflects no deduction for taxes or certain expenses)		11.33%	3.73%	3.73%	5.32%

Management

Investment Adviser

Nuveen Fund Advisors, Inc.

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
David R. Cline	Vice President	October 1996
James A. Colon, CFA	Vice President	May 2011

Section 1    Fund Summaries

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund, its distributor or its investment adviser may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Strategy Conservative Allocation Fund

Investment Objective

The investment objective of the fund is to seek a high level of current income consistent with limited risk to capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 36 of the fund’s prospectus, ”How to Reduce Your Sales Charge” on page 38 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-71 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	None	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	0.76%	0.76%	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses[3]	1.34%	2.09%	2.09%	1.59%	1.09%
Fee Waivers and/or Expense Reimbursements	(0.18)%	(0.18)%	(0.18)%	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.16%	1.91%	1.91%	1.41%	0.91%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through January 31, 2013, so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Section 1    Fund Summaries

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$686	$694	$194	$144	$93	$686	$194	$194	$144	$93
3 Years	$957	$936	$636	$483	$327	$957	$636	$636	$483	$327
5 Years	$1,249	$1,206	$1,106	$847	$582	$1,249	$1,106	$1,106	$847	$582
10 Years	$2,079	$2,213	$2,405	$1,873	$1,311	$2,079	$2,213	$2,405	$1,873	$1,311

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the underlying funds. An underlying fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund’s sub-adviser expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the fund is expected to have a low portfolio turnover rate, the underlying funds may trade securities frequently. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the fund’s investment adviser (the “underlying funds”). The fund seeks to achieve its objective by providing a high allocation to underlying funds that invest primarily in fixed income securities, but also has a limited exposure to underlying funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time. The fund may invest in an underlying fund that is an absolute return fund in an effort to enhance the fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. In addition to investing in the underlying funds, the fund also may invest in securities that will expose the fund to the performance of a commodity or commodity index, including, but not limited to, exchange-traded funds (“ETFs”). The fund may invest up to 5% of its total assets in such securities. The fund may invest in ETFs (in addition to those providing commodities exposure), closed-end investment companies, and other investment companies not affiliated with the fund, provided that the fund invests no more than 10% of its total assets, collectively, in unaffiliated investment companies (other than certain money market funds).

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the fund’s, or underlying fund’s, portfolio; or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

The fund has targets for allocating its assets among the underlying funds and other securities, which are set forth in the following table as a percentage of the fund’s total assets. The sub-adviser uses these target allocations as general guides in setting the fund’s actual allocation. Actual allocations may be adjusted within the allocation ranges set forth

Section 1    Fund Summaries

in the table in order to take advantage of current or expected market conditions, or to manage risk. Normally, the fund’s allocation to Cash Equivalents (defined as cash, money market funds, U.S. dollar-denominated high-quality money market instruments and other short-term securities) will not exceed the maximum set forth in the table. However, the fund may temporarily invest without limit in Cash Equivalents in an attempt to respond to adverse market, economic, political, or other conditions. Investing a significant portion of the fund’s assets in these securities may prevent the fund from achieving its objective.

	Target Allocation	Allocation Range
Equity Funds	31%	10-55%
Fixed Income Funds	58%	30-90%
Absolute Return Funds	10%	0-20%
Other Securities*	1%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Additional Expenses—Investing in the underlying funds and in unaffiliated investment companies through an investment in the fund involves additional expenses that would not be present in a direct investment in the underlying funds and unaffiliated investment companies.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide an exposure to those markets therefore also may be highly volatile.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund or an underlying fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Market Risk—The market values of securities owned by the fund and the underlying funds may decline, at times sharply and unpredictably.

Risks Associated with the Underlying Funds—Because the fund’s assets are invested primarily in shares of the underlying funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the underlying funds. In summarizing the risks of the underlying funds below, the fund has organized the discussion into those risks typically associated with underlying funds that invest in equity securities (“Equity Funds”), those risks typically associated with underlying funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with all of the underlying funds (absolute return funds generally have exposure to equity securities and fixed income securities). Certain underlying funds are subject to additional principal risks, which are described in the fund’s prospectus.

Equity Funds

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Fixed Income Funds

Call Risk—If an issuer calls higher-yielding bonds held by an underlying fund, performance could be adversely impacted.

Section 1    Fund Summaries

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with an underlying fund could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—An underlying fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of an underlying fund’s portfolio will decline because of rising interest rates.

Political and Economic Risks—The value of an underlying fund that invests primarily in municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

All Underlying Funds

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect an underlying fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class R3 shares. The performance of the other share classes will differ due to their different expense structures.

Class R3 Annual Total Return*

*	Class R3 year-to-date total return as of September 30, 2011 was -2.18%.

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 15.68% and -11.31%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the fund used the Dow Jones Conservative U.S. Portfolio Index as a benchmark. Going forward,

Section 1    Fund Summaries

the fund’s performance will be compared to the Morningstar Moderately Conservative Target Risk Index because it more closely reflects the fund’s investment universe. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class R3 shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	3.36%	3.69%	N/A	4.81%
Class B (return before taxes)	9/24/01	3.89%	3.96%	N/A	4.69%
Class C (return before taxes)	9/24/01	8.81%	4.12%	N/A	4.69%
Class R3 (return before taxes)	10/1/96	9.40%	4.65%	4.70%	N/A
Class R3 (return after taxes on distributions)		8.47%	3.24%	3.35%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		6.12%	3.27%	3.29%	N/A
Class I (return before taxes)	9/24/01	9.92%	5.17%	N/A	5.74%
Morningstar Moderately Conservative Target Risk Index (reflects no deduction for fees, expenses or taxes)		9.65%	5.43%	5.60%	6.84%
Dow Jones Conservative U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		8.72%	5.83%	5.90%	6.06%
Lipper Mixed-Asset Target Allocation Conservative Classification Average (reflects no deduction for taxes or certain expenses)		9.73%	4.07%	3.90%	4.68%

Management

Investment Adviser

Nuveen Fund Advisors, Inc.

Sub-Adviser

Nuveen Asset Management, LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

David R. Cline	Vice President	October 1996
James A. Colon, CFA	Vice President	May 2011

Section 1    Fund Summaries

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

		Available only through certain retirement plans. No minimum.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund, its distributor or its investment adviser may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. Nuveen Fund Advisors has overall responsibility for management of the funds, oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. Nuveen Fund Advisors is located at 333 West Wacker Drive, Chicago, Illinois 60606. Nuveen Fund Advisors is a subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The Nuveen family of advisers has been providing advice to investment companies since 1976.

Nuveen Fund Advisors has selected its affiliate, Nuveen Asset Management, LLC (“Nuveen Asset Management”), located at 333 West Wacker Drive, Chicago, Illinois 60606, to serve as sub-adviser to each fund. Nuveen Asset Management manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of Nuveen Fund Advisors.

The funds were formerly advised by FAF Advisors, Inc. (“FAF”), a wholly-owned subsidiary of U.S. Bank National Association (“U.S. Bank”). On December 31, 2010, pursuant to an agreement among U.S. Bank, FAF, Nuveen Investments, and certain Nuveen affiliates, Nuveen Fund Advisors acquired a portion of the asset management business of FAF (the “Transaction”).

David R. Cline and James A. Colon are the portfolio managers of the funds.

•

David R. Cline, Vice President of Nuveen Asset Management, entered the financial services industry when he joined FAF in 1989. He joined Nuveen Asset Management on January 1, 2011 in connection with the Transaction.

•

James A. Colon, CFA, Vice President of Nuveen Asset Management, entered the financial services industry in 2000 and joined an affiliate of Nuveen Asset Management in 2007. His responsibilities include portfolio management, risk management and research, with a specific focus on asset allocation strategies. Mr. Colon is a member of the CFA Institute, the CFA Society of Chicago, and the International Association of Financial Engineers.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is provided in the statement of additional information.

Section 2    How We Manage Your Money

Management Fees

The management fee schedule for each fund is an annual fee equal to 0.10% of the average daily net assets of each fund.

The table below reflects management fees paid to FAF (prior to January 1, 2011) and to Nuveen Fund Advisors (starting on January 1, 2011), after taking into account any fee waivers, for the funds’ most recently completed fiscal year. FAF provided advisory services pursuant to a different management agreement with a different fee schedule. FAF did not provide any administrative services under that agreement.

Management Fee as a % of Average Daily Net Assets
Nuveen Strategy Aggressive Growth Allocation Fund*	—
Nuveen Strategy Growth Allocation Fund*	—
Nuveen Strategy Balanced Allocation Fund*	—
Nuveen Strategy Conservative Allocation Fund*	—
*	For the most recent fiscal year the Advisor reimbursed expenses in excess of management fees.

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through January 31, 2013 so that total annual fund operating expenses (excluding acquired fund fees and expenses) for the funds do not exceed the percentages of the average daily net assets listed below of any class of fund shares:

	Class A	Class B	Class C	Class R3	Class I
Nuveen Strategy Aggressive Growth Allocation Fund	0.40%	1.15%	1.15%	0.65%	0.15%
Nuveen Strategy Growth Allocation Fund	0.40%	1.15%	1.15%	0.65%	0.15%
Nuveen Strategy Balanced Allocation Fund	0.40%	1.15%	1.15%	0.65%	0.15%
Nuveen Strategy Conservative Allocation Fund	0.40%	1.15%	1.15%	0.65%	0.15%

These expense limitations expiring January 31, 2013, may be terminated or modified prior to that date only with the approval of the Board of Directors of the funds.

You should note that because the funds invest in underlying funds, you pay not only the pro rata share of the operating expenses of the funds, but also a portion of similar expenses of the underlying funds, including management fees. An investor in a fund therefore will indirectly pay higher expenses than if the underlying Fund shares were owned directly. You may also receive taxable capital gains distributions to a greater extent than if the underlying funds were owned directly.

Information regarding the Board of Directors’ approval of the investment management agreements is currently available in the funds’ annual report for the fiscal year ended August 31, 2011.

Each of the funds described in this prospectus is a “fund of funds.” The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objective by investing primarily in a variety of other mutual funds (underlying funds) which are also advised by the funds’ investment adviser. Each of the funds also may invest, to the limited extent described below, in ETFs, closed-end investment companies, and other investment companies not affiliated with the funds, and

Section 2    How We Manage Your Money

in securities that provide the funds with exposure to the performance of commodities. The list set forth in Appendix A to this prospectus represents the underlying funds in which the funds may currently invest. With Nuveen Fund Advisors’ approval, Nuveen Asset Management may add to the list of underlying funds without the prior approval of or prior notice to shareholders.

The funds’ investment objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s investment objective changes, you will be notified at least 60 days in advance. The funds’ investment policies may be changed by the Board of Directors without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment adviser and sub-adviser believe are most likely to be important in trying to achieve the funds’ investment objectives. This section provides more information about these strategies, as well as information about some additional strategies that the funds’ sub-adviser uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of additional information, call Nuveen Investor Services at (800) 257-8787 or visit Nuveen’s website at www.nuveen.com.

Investment Process

Nuveen Asset Management uses target allocations (set forth under “Principal Investment Strategies”) as general guides in setting each fund’s actual allocations. The actual allocations may be adjusted within the allocation ranges in order to take advantage of current or expected market conditions, or to manage risk. Allocation decisions are made by the funds’ portfolio managers with input from the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ statement of additional information. Certain portfolio holdings information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Our Products—Mutual Funds” link on the home page and following the applicable link for your fund in the “Search Mutual Fund Family” section. By following these links, you can obtain a list of your fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month. This information will remain available on the website until the funds file with the Securities and Exchange Commission their annual, semi-annual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your

Section 2    How We Manage Your Money

investment. Therefore, before investing you should consider carefully the principal risks for each fund and the other risks listed alphabetically below that you assume when you invest in the funds. Because of these risks, you should consider an investment in the funds to be a long-term investment.

Principal Risks

Additional expenses: Investing in the underlying funds and in unaffiliated investment companies through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds and unaffiliated investment companies.

Commodities risk: Commodities markets historically have been extremely volatile, and the performance of securities that provide an exposure to those markets therefore also may be highly volatile. Commodity prices are affected by factors such as the cost of producing commodities, changes in consumer demand for commodities, the hedging and trading strategies of producers and consumers of commodities, speculative trading in commodities by commodity pools and other market participants, disruptions in commodity supply, drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. Suspensions or disruptions of market trading in the commodities markets and related futures markets may adversely affect the value of securities providing an exposure to the commodities markets.

Derivatives risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund or an underlying fund will not correlate with the underlying instruments or the fund’s or underlying fund’s other investments.

The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. These risks are heightened when the management team of the fund or underlying fund uses derivatives to enhance the fund’s or underlying fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

In addition, when the fund or underlying fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, it is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the fund’s or underlying fund’s shares and can result in losses that exceed the amount originally invested. The success of the fund’s or underlying fund’s derivatives strategies will depend on the sub-adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The fund or underlying fund may also enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to

Section 2    How We Manage Your Money

be more specialized or complex, and the instruments may be harder to value. In addition, certain derivative instruments and markets may not be liquid, which means the fund may not be able to close out a derivatives transaction in a cost-efficient manner.

Short positions in derivatives may involve greater risks than long positions, as the risk of loss is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested).

Market risk: The market values of securities owned by the funds and the underlying funds may decline, at times sharply and unpredictably. Market values of equity securities are affected by a number of different factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity. Market values of debt securities are also affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions.

Risks associated with the underlying funds: In summarizing the risks of the underlying funds below, the funds have organized the discussion into those risks typically associated with Equity Funds, those risks typically associated with Fixed Income Funds and those risks generally associated with all of the underlying funds.

Each of the risks described below affects a fund only to the extent that such fund invests in underlying funds which are subject to such risks. The funds utilize diversification and other methods to seek to reduce risk.

Equity Funds

Common stock risk: Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular underlying fund invests, such as value stocks, growth stocks, large-capitalization stocks, mid-capitalization stocks, small-capitalization stocks and/or micro-capitalization stocks, may underperform the market as a whole.

Sector risk: Most of the underlying funds do not concentrate their investments in specific economic sectors, although some may from time to time emphasize certain sectors over others. Certain other underlying funds specifically concentrate their investments in specific economic sectors. To the extent an underlying fund invests a significant portion of its assets in securities of companies in the same economic sector, such underlying fund is more susceptible to economic, political, regulatory and other occurrences influencing that sector. Specific sectors emphasized by certain underlying funds may include:

•

Energy and natural resources: Companies in the energy and natural resources sectors are especially affected by variations in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, energy conservation and the success of exploration projects. An underlying fund’s focus in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Section 2    How We Manage Your Money

•

REITs: The performance of REITs in which the underlying funds may invest will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management. Many REITs utilize leverage, which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates as well as risks normally associated with debt financing.

Smaller company risk: Certain underlying funds may invest in equity securities of small or medium-sized companies. Companies with lower market capitalizations may involve greater risk than larger capitalization companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on smaller management groups than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that an underlying fund would like, and so an underlying fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

Style-specific risk: Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Underlying funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. Certain underlying funds invest in companies with new, limited or cyclical product lines, services, markets, distribution channels or financial resources, or companies where the management of such companies may be dependent upon one or a few key people, or companies conducting initial public offerings or other major corporate events such as acquisitions, mergers, or liquidations; such companies can be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock markets in general.

Fixed Income Funds

Call risk: Many bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fixed Income Funds are subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. An underlying fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in such underlying fund’s income.

Credit risk: The Fixed Income Funds are subject to the risk that the issuers of debt securities held by such underlying funds will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of an underlying fund. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for an underlying fund to sell. When an underlying fund purchases unrated securities, it will depend on

Section 2    How We Manage Your Money

its sub-adviser’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or Standard & Poor’s.

Dollar roll transaction risk: In a dollar roll transaction, an underlying fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because an underlying fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of such underlying fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit an underlying fund may depend upon its sub-adviser’s ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by an underlying fund increases the amount of such underlying fund’s assets that are subject to market risk, which could increase the volatility of the price of such underlying fund’s shares.

High yield securities risk: The Fixed Income Funds (to varying degrees) may invest in lower-rated corporate debt obligations, which are commonly referred to as “high yield” securities or “junk bonds.” High yield securities usually offer higher yields than investment grade securities, but also involve more risk. High yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid, meaning that it may be more difficult to sell or buy a security at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on that underlying fund’s performance. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Income risk: Each Fixed Income Fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, an underlying fund generally will have to invest the proceeds from sales of its shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call risk” above, or prepaid, see “Mortgage- and asset-backed securities risk” below), in lower-yielding securities.

An underlying fund that invests substantially in inflation protected securities is subject to the risk that, because the interest and/or principal payments on inflation protected securities are adjusted periodically for changes in inflation, the income distributed by such underlying fund may be irregular. In a period of sustained deflation, the inflation protected securities held by such underlying fund, and consequently such underlying fund itself, may not pay any income.

Indexing methodology risk: Interest payments on inflation protected debt securities will vary with the rate of inflation, as measured by a specified index. There can be no assurance that the CPI-U (used as the inflation measure by U.S. Treasury inflation protected securities) or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation protected security does not accurately adjust for inflation, the value

Section 2    How We Manage Your Money

of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.

Interest rate risk: Debt securities in the underlying funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. The underlying funds may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall.

The effect of interest rate changes on the inflation protected securities will be somewhat different. Interest rates have two components: a “real” interest rate and an increment that reflects investor expectations of future inflation. Because interest rates on inflation protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the values of inflation protected debt securities are expected to change in response to changes in “real” interest rates. Generally, the value of an inflation protected debt security will fall when real interest rates rise and rise when real interest rates fall.

Mortgage- and asset-backed securities risk: The value of an underlying fund’s mortgage and asset-backed securities can fall if the owners of the underlying mortgages or other obligations pay off their mortgages or other obligations sooner than expected, which could happen when interest rates fall or for other reasons. If the underlying mortgages or other obligations are paid off sooner than expected, an underlying fund may have to reinvest this money in mortgage- or asset-backed or other securities that have lower yields.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security and the structure of its issuer. For example, if a mortgage underlying a certain mortgage-back securities defaults, the value of that security may decrease. Moreover, the downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of privately issued mortgage-backed securities.

Mortgage-backed securities issued by a private issuer, such as commercial mortgage-backed securities, generally entail greater risk than obligations directly or indirectly guaranteed by the U.S. government or a government-sponsored entity.

Tax consequence of inflation adjustments: Periodic adjustments for inflation to the principal amount of an inflation protected security will give rise to original issue discount, which will be includable in gross income for an underlying fund that invests in inflation protected securities. Because each underlying fund is required to distribute its taxable income to avoid corporate level tax, an underlying fund may be required to make annual

Section 2    How We Manage Your Money

distributions to shareholders that exceed the cash it receives, which may require such underlying fund to liquidate certain investments when it is not advantageous to do so.

Political and economic risks: The values of municipal securities held by an underlying fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The values of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions, the imposition of a flat tax, or the loss of a current state income tax exemption.

All Underlying Funds

Convertible security risk: Certain underlying funds may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company. Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or interest and principal payments when due as a result of changing financial or market conditions.

Non-diversification risk: Certain underlying funds may be non-diversified and may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of such fund’s assets may be invested in the securities of a limited number of issuers, underlying fund’s portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.

Non-U.S. investment risk: Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. To the extent an underlying fund is allowed to invest in depositary receipts, such underlying fund will be subject to many of the same risks as when investing directly in foreign securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.

Other non-U.S. investment risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

Section 2    How We Manage Your Money

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

•

The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. stocks. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

•

Because the foreign securities in which the underlying funds invest, with the exception of American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect such underlying fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of an underlying fund.

•

Securities of companies traded in many countries outside the United States, particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transaction.

•

An underlying fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. In some countries, an underlying fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by an underlying fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

•

Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

•

Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local stock exchanges may not offer liquid markets for outside investors.

Other Risks

Inflation risk: The value of assets or income from investments may be less in the future as inflation decreases the value of money. As inflation increases, the value of a fund’s and an underlying fund’s assets can decline, as can the value of a fund’s and an underlying fund’s distributions.

Section 2    How We Manage Your Money

Section 3    How You Can Buy and Sell Shares

The funds offer multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information.

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor or other financial intermediary for providing ongoing service to you. Nuveen Securities, LLC (the “Distributor”), a subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00
*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. The Distributor pays financial intermediaries of record a commission equal to 1% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. See “How to Sell Shares—Contingent Deferred Sales Charge” below for more information.

Class B Shares

The funds will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment, but Class B shares are not available for new accounts or for additional investment into existing accounts.

Class B shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.75% distribution fee compensates the Distributor for paying your financial advisor or other financial intermediary a 4.25% up-front sales commission, which includes an advance of the first year’s service fee. The Distributor retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below. The CDSC is based on your purchase

Section 3    How You Can Buy and Sell Shares

price or redemption proceeds, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	5%	4%	3%	2%	1%	None

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.75% distribution fee compensates the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission as well as an advance of the first year’s service and distribution fees. The Distributor retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class R3 Shares

You can purchase Class R3 shares at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of your fund’s average daily net assets. Class R3 shares are only available for purchase by eligible retirement plans. Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. See the statement of additional information for more information.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. As Class I shares are not subject to sales charges or ongoing service or distribution fees, they have lower ongoing expenses than the other classes.

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be lowered to $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of financial intermediaries anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase by family offices and their clients. A family office is a company that provides certain financial and other

Section 3    How You Can Buy and Sell Shares

services to a high net worth family or families. The minimum initial investment for family offices and their clients is $100,000, but this minimum will be lowered to $250 for clients of family offices that have accounts holding Class I shares with an aggregate value of at least $100,000. The Distributor may also lower the minimum to $250 for clients of family offices anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase, with no minimum initial investment, by the following categories of investors:

•	Certain employer-sponsored retirement plans.

•	Certain bank or broker-affiliated trust departments.

•	Advisory accounts of Nuveen Fund Advisors and its affiliates.

•	Current and former trustees/directors of any Nuveen Fund, and their immediate family members (as defined in the statement of additional information).

•	Officers, directors and former directors of Nuveen Investments and its affiliates, and their immediate family members.

•	Full-time and retired employees of Nuveen Investments and its affiliates, and their immediate family members.

•	Certain financial intermediary personnel, and their immediate family members.

Please refer to the statement of additional information for more information about Class A, Class B, Class C, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value, based on the current net asset value per share, of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse or domestic partner and children under the age of 21 years, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Section 3    How You Can Buy and Sell Shares

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Employees of Nuveen Investments and its affiliates. Purchases by full-time and retired employees of Nuveen Investments and its affiliates and such employees’ immediate family members (as defined in the statement of additional information).

•	Current and former trustees/directors of the Nuveen Funds.

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify the Distributor at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when the Distributor receives your order and on the share class you are purchasing. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase fund shares (1) through a financial advisor or (2) directly from the funds.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also

Section 3    How You Can Buy and Sell Shares

help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Funds

Eligible investors may purchase shares directly from the funds.

•

By wire. You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to a fund. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next closing share price based on the share class of your fund, calculated after your fund’s custodian receives your payment by wire. Wired funds must be received prior to 4:00 p.m. New York time to be eligible for same day pricing. Neither your fund nor the transfer agent are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Before making any additional purchases by wire, you should call Nuveen Investor Services at (800) 257-8787. You cannot purchase shares by wire on days when federally chartered banks are closed.

•

By mail. You may open an account directly with the funds and buy shares by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

The funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the post office box above, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the funds.

•

On-line. Existing shareholders with direct accounts may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered direct accounts. You can also look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, click the “Our Products—Mutual Funds” link on www.nuveen.com and then choose

Section 3    How You Can Buy and Sell Shares

“Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

•

By telephone. Existing shareholders with direct accounts may also process account transactions via the funds’ automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen Investor Services at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Once you have opened an account satisfying the applicable investment minimum, systematic investing allows you to make regular additional investments through automatic deductions from your bank account, directly from your paycheck, or from exchanging shares from another mutual fund account. The minimum automatic deduction is $100 per month. There is no charge to participate in your fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From your bank account. You can make systematic investments of $100 or more per month by authorizing your fund to draw pre-authorized checks on your bank account.

•

From your paycheck. With your employer’s consent, you can make systematic investments each pay period (collectively meeting the monthly minimum of $100) by authorizing your employer to deduct monies from your paycheck.

•

Systematic exchanging. You can make systematic investments by authorizing the Distributor to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen Mutual Fund account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account, paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or Class C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3    How You Can Buy and Sell Shares

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be provided with at least 60 days’ notice of any material revision to or termination of the exchange privilege.

Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, your fund will refund your CDSC and reinstate your holding period for purposes of calculating the CDSC. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege is not available for Class B shares.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten business days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the funds.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Section 3    How You Can Buy and Sell Shares

Directly to the Funds

•

By mail. You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record);

•	Any certificates you have for the shares; and

•	Any required signature guarantees.

After you have established your account, signatures on a written request must be guaranteed if:

•	You would like redemption proceeds payable or sent to any person, address or bank account other than that on record;

•	You have changed the address on your fund’s records within the last 30 days;

•	Your redemption request is in excess of $50,000; or

•	You are requesting a change in ownership on your account.

Non-financial transactions, including establishing or modifying certain services such as changing bank information on an account, will require a signature guarantee or signature verification from a Medallion Signature Guarantee Program member or other acceptable form of authentication from a financial institution source. In addition to the situations described above, the funds reserve the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor. Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

•

On-line. You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, click the “Our Products—Mutual Funds” link on www.nuveen.com and then choose “Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

Section 3    How You Can Buy and Sell Shares

•

By telephone. If your account is held with your fund and not in your brokerage account, and you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record, normally the next business day after the redemption request is received. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. In this case, the redemption proceeds will be transferred to your bank on the next business day after the redemption request is received. You should contact your bank for further information concerning the timing of the credit of the redemption proceeds in your bank account.

Contingent Deferred Sales Charge

If you redeem Class A, Class B or Class C shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A, Class B or Class C shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to the Distributor. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Accounts with Low Balances

The funds reserve the right to liquidate or assess a low balance fee on any account (other than accounts holding Class R3 shares) held directly with the funds that has a balance that has fallen below the account balance minimum of $1,000 for any reason, including market fluctuations.

If a fund elects to exercise the right to assess a low balance fee, then annually the fund will assess a $15 low balance account fee on certain accounts with balances under the account balance minimum that are IRAs, Coverdell Education Savings Accounts or accounts established pursuant to the UTMA or UGMA. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication notifying them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation. You will not be assessed a CDSC if your account is liquidated.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

Section 3    How You Can Buy and Sell Shares

Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well. Please consult the statement of additional information and your tax advisor for more information about taxes.

Dividends from a fund’s net investment income, if any, are normally declared and paid annually for Nuveen Strategy Aggressive Growth Allocation Fund and Nuveen Strategy Growth Allocation Fund, quarterly for Nuveen Strategy Balanced Allocation Fund, and monthly for Nuveen Strategy Conservative Allocation Fund. Any capital gains are normally distributed at least once each year. A fund may, however pay dividends or make distributions more frequently.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, sent via electronic funds transfer through ACH network, or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen Investor Services at (800) 257-8787. If you request that your distributions be paid by check but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current net asset value.

Non-U.S. Income Tax Considerations

Investment income that the funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior

Section 4    General Information

year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, the Distributor will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, you fail to provide certain certifications to your fund, you fail to certify whether you are a U.S. citizen or U.S. resident alien, or the Internal Revenue Service notifies the fund to withhold, federal law requires your fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Foreign Tax Credits

A regulated investment company with more than 50% of the value of its assets in stock or other securities of non-U.S. corporations at the close of a taxable year or that is a qualified fund of funds may, for such taxable year, elect to pass the regulated investment company’s foreign tax credits through to its investors.

Cost Basis Method

For shares acquired on or after January 1, 2012, you may elect a cost basis method to apply to all existing and future accounts you may establish. The cost basis method you select will determine the order in which shares are redeemed and how your cost basis information is calculated and subsequently reported to you and to the Internal Revenue Service. Please consult your tax advisor to determine which cost basis method best suits your specific situation. If you hold your account directly with a fund, please contact Nuveen Investor Services at (800) 257-8787 for instructions on how to make your election. If you hold your account with a financial intermediary, please contact that financial intermediary for instructions on how to make your election. If you hold your account directly with a fund and do not elect a cost basis method, your account will default to the average cost basis method. For a definition of “average cost basis method,” please see the glossary. Financial intermediaries choose their own default method.

The Distributor serves as the selling agent and distributor of the funds’ shares. In this capacity, the Distributor manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse the Distributor for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Section 4    General Information

Under the plan, the Distributor receives a distribution fee for Class B, Class C and Class R3 shares primarily for providing compensation to financial intermediaries, including the Distributor, in connection with the distribution of shares. The Distributor receives a service fee for Class A, Class B, Class C and Class R3 shares to compensate financial intermediaries, including the Distributor, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. These fees also compensate the Distributor for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising materials, sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class B, Class C and Class R3 shares may pay more in distribution and service fees and CDSCs (Class B and Class C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments from distribution and service fees to financial intermediaries as previously described, the Distributor may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that the Distributor is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. The Distributor may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which the Distributor promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, the Distributor also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The amounts of payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to

Section 4    General Information

recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placing the funds on a list of preferred or recommended funds and/or granting the Distributor and/or its affiliates preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization.

The price you pay for your shares is based on your fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Directors or its designee.

The funds invest principally in shares of underlying funds. In determining net asset value, the underlying funds in which a fund invests are valued at their respective net asset values. Equity securities and ETFs generally are valued at the last reported sales price or official closing price on an exchange, if available. Other portfolio instruments held by the funds and portfolio instruments held by the underlying funds generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations, all as approved by the Board of Directors. Independent pricing services typically value non-equity portfolio instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain securities, particularly less liquid and lower quality securities, the pricing services may consider information about a security, its issuer, or market activity provided by the funds’ investment adviser or sub-adviser. Non-U.S. securities and foreign currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

If a price cannot be obtained from a pricing service or other pre-approved source, or if Nuveen Fund Advisors deems such price to be unreliable, a portfolio instrument may be valued by a fund or an underlying fund at its fair value as determined in good faith by the Board of Directors or its designee. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer-specific news. For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the local closing price may be adjusted based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. A fund or an underlying fund may rely on an independent fair valuation service in making any such fair value determinations.

If an underlying fund holds securities that are primarily listed on non-U.S. exchanges, the value of such securities may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Section 4    General Information

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. The Distributor has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at the Distributor may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund

Section 4    General Information

shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objective, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

The custodian of the assets of the funds is U.S. Bank National Association, 60 Livingston Avenue, St. Paul, MN 55101. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

Section 5    Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Nuveen Strategy Aggressive Growth Allocation Fund

Class (Commencement Date)		Investment Operations				Less Distributions					Ratios/Supplemental Data
Year Ended August 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(d)	Ratios of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate

Class A (9/01)
2011	$10.56	$0.09		$1.64	$1.73	$(0.19)	$—	$(0.19)	$12.10	16.38%	$51,004	0.40%	0.70%	43%
2010	$10.21	0.09		0.39	0.48	(0.13)	—	(0.13)	$10.56	4.64%	$46,829	0.40%	0.80%	29%
2009	$12.37	0.12		(2.25)	(2.13)	—	(0.03)	(0.03)	$10.21	(17.16)%	$42,509	0.40%	1.37%	35%
2008	$13.50	0.43		(1.13)	(0.70)	(0.43)	—	(0.43)	$12.37	(5.41)%	$50,241	0.40%	3.25%	45%
2007	$11.92	0.17		1.66	1.83	(0.25)	—	(0.25)	$13.50	15.51%	$57,337	0.40%	1.34%	50%

Class B (9/01)
2011	$10.20	—	**	1.59	1.59	(0.10)	—	(0.10)	$11.69	15.56%	$2,768	1.15%	(0.02)%	43%
2010	$9.88	0.01		0.37	0.38	(0.06)	—	(0.06)	$10.20	3.78%	$3,211	1.15%	0.09%	29%
2009	$12.06	0.05		(2.20)	(2.15)	—	(0.03)	(0.03)	$9.88	(17.77)%	$3,728	1.15%	0.63%	35%
2008	$13.19	0.30		(1.07)	(0.77)	(0.36)	—	(0.36)	$12.06	(6.06)%	$5,304	1.15%	2.33%	45%
2007	$11.71	0.06		1.64	1.70	(0.22)	—	(0.22)	$13.19	14.60%	$4,806	1.15%	0.51%	50%

Class C (9/01)
2011	$10.19	(0.01)		1.60	1.59	(0.12)	—	(0.12)	$11.66	15.55%	$12,249	1.15%	(0.06)%	43%
2010	$9.89	—	**	0.38	0.38	(0.08)	—	(0.08)	$10.19	3.76%	$10,723	1.15%	— %*	29%
2009	$12.07	0.05		(2.20)	(2.15)	—	(0.03)	(0.03)	$9.89	(17.75)%	$7,712	1.15%	0.54%	35%
2008	$13.20	0.27		(1.04)	(0.77)	(0.36)	—	(0.36)	$12.07	(6.04)%	$6,232	1.15%	2.08%	45%
2007	$11.72	0.06		1.63	1.69	(0.21)	—	(0.21)	$13.20	14.58%	$3,828	1.15%	0.51%	50%

Class R3 (9/01)(e)
2011	$10.44	0.06		1.64	1.70	(0.18)	—	(0.18)	$11.96	16.21%	$4,294	0.65%	0.45%	43%
2010	$10.12	0.05		0.39	0.44	(0.12)	—	(0.12)	$10.44	4.24%	$3,151	0.65%	0.47%	29%
2009	$12.29	0.09		(2.23)	(2.14)	—	(0.03)	(0.03)	$10.12	(17.35)%	$1,885	0.65%	1.01%	35%
2008	$13.42	0.34		(1.07)	(0.73)	(0.40)	—	(0.40)	$12.29	(5.60)%	$1,269	0.65%	2.62%	45%
2007	$11.87	0.10		1.69	1.79	(0.24)	—	(0.24)	$13.42	15.21%	$725	0.65%	0.79%	50%

Section 5    Financial Highlights

Nuveen Strategy Aggressive Growth Allocation Fund — continued

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended August 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(d)	Ratios of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate

Class I (9/01)(e)
2011	$10.59	0.10	1.67	1.77	(0.22)	—	(0.22)	$12.14	16.68%	$30,717	0.15%	0.79%	43%
2010	$10.24	0.11	0.39	0.50	(0.15)	—	(0.15)	$10.59	4.84%	$70,533	0.15%	1.04%	29%
2009	$12.38	0.15	(2.26)	(2.11)	—	(0.03)	(0.03)	$10.24	(16.98)%	$62,331	0.15%	1.64%	35%
2008	$13.51	0.45	(1.12)	(0.67)	(0.46)	—	(0.46)	$12.38	(5.17)%	$74,345	0.15%	3.40%	45%
2007	$11.92	0.20	1.65	1.85	(0.26)	—	(0.26)	$13.51	15.74%	$68,935	0.15%	1.51%	50%

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Distributions from Capital Gains include short-term capital gains, if any.

(c)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(d)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.

*	Rounds to less than .01%.

**	Rounds to less than $.01 per share.

Section 5    Financial Highlights

Nuveen Strategy Growth Allocation Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended August 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(d)	Ratios of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate

Class A (9/01)
2011	$9.76	$0.14	$1.28	$1.42	$(0.25)	$—	$(0.25)	$10.93	14.46%	$82,189	0.40%	1.22%	45%
2010	$9.40	0.14	0.42	0.56	(0.20)	—	(0.20)	$9.76	5.84%	$75,101	0.40%	1.40%	25%
2009	$11.72	0.19	(1.87)	(1.68)	—	(0.64)	(0.64)	$9.40	(13.07)%	$63,942	0.40%	2.27%	42%
2008	$12.87	0.45	(0.97)	(0.52)	(0.45)	(0.18)	(0.63)	$11.72	(4.36)%	$65,193	0.40%	3.58%	42%
2007	$11.57	0.22	1.32	1.54	(0.24)	—	(0.24)	$12.87	13.45%	$67,433	0.40%	1.76%	58%
Class B (9/01)
2011	$9.50	0.05	1.26	1.31	(0.16)	—	(0.16)	$10.65	13.73%	$6,019	1.15%	0.48%	45%
2010	$9.17	0.07	0.39	0.46	(0.13)	—	(0.13)	$9.50	4.92%	$6,682	1.15%	0.72%	25%
2009	$11.53	0.13	(1.85)	(1.72)	—	(0.64)	(0.64)	$9.17	(13.66)%	$7,692	1.15%	1.56%	42%
2008	$12.68	0.34	(0.94)	(0.60)	(0.37)	(0.18)	(0.55)	$11.53	(5.05)%	$10,239	1.15%	2.77%	42%
2007	$11.46	0.12	1.30	1.42	(0.20)	—	(0.20)	$12.68	12.47%	$9,765	1.15%	0.95%	58%
Class C (9/01)
2011	$9.52	0.05	1.26	1.31	(0.17)	—	(0.17)	$10.66	13.77%	$19,356	1.15%	0.47%	45%
2010	$9.21	0.06	0.40	0.46	(0.15)	—	(0.15)	$9.52	4.87%	$16,862	1.15%	0.64%	25%
2009	$11.57	0.12	(1.84)	(1.72)	—	(0.64)	(0.64)	$9.21	(13.61)%	$12,428	1.15%	1.47%	42%
2008	$12.73	0.32	(0.93)	(0.61)	(0.37)	(0.18)	(0.55)	$11.57	(5.08)%	$8,771	1.15%	2.60%	42%
2007	$11.49	0.12	1.32	1.44	(0.20)	—	(0.20)	$12.73	12.61%	$6,304	1.15%	0.94%	58%
Class R3 (10/96)(e)
2011	$9.64	0.11	1.27	1.38	(0.23)	—	(0.23)	$10.79	14.24%	$6,728	0.65%	0.96%	45%
2010	$9.32	0.11	0.40	0.51	(0.19)	—	(0.19)	$9.64	5.36%	$4,831	0.65%	1.10%	25%
2009	$11.65	0.16	(1.85)	(1.69)	—	(0.64)	(0.64)	$9.32	(13.24)%	$2,335	0.65%	1.93%	42%
2008	$12.80	0.37	(0.92)	(0.55)	(0.42)	(0.18)	(0.60)	$11.65	(4.58)%	$1,403	0.65%	3.04%	42%
2007	$11.53	0.15	1.35	1.50	(0.23)	—	(0.23)	$12.80	13.15%	$716	0.65%	1.21%	58%
Class I (9/01)(e)
2011	$9.80	0.15	1.30	1.45	(0.27)	—	(0.27)	$10.98	14.76%	$41,877	0.15%	1.33%	45%
2010	$9.44	0.17	0.41	0.58	(0.22)	—	(0.22)	$9.80	6.02%	$81,712	0.15%	1.68%	25%
2009	$11.74	0.21	(1.87)	(1.66)	—	(0.64)	(0.64)	$9.44	(12.86)%	$75,759	0.15%	2.53%	42%
2008	$12.88	0.48	(0.96)	(0.48)	(0.48)	(0.18)	(0.66)	$11.74	(4.03)%	$84,410	0.15%	3.80%	42%
2007	$11.58	0.25	1.30	1.55	(0.25)	—	(0.25)	$12.88	13.58%	$88,341	0.15%	1.99%	58%

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Distributions from Capital Gains include short-term capital gains, if any.

(c)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(d)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.

Section 5    Financial Highlights

Nuveen Strategy Balanced Allocation Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended August 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gain(b)	Total	Ending Net Asset Value	Total Return(c)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(d)	Ratios of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate

Class A (9/01)
2011	$9.04	$0.17	$0.95	$1.12	$(0.12)	$—	$(0.12)	$10.04	12.32%	$161,839	0.40%	1.69%	34%
2010	$8.60	0.19	0.47	0.66	(0.22)	—	(0.22)	$9.04	7.64%	$161,798	0.39%	2.04%	24%
2009	$10.48	0.28	(1.46)	(1.18)	(0.24)	(0.46)	(0.70)	$8.60	(9.87)%	$156,820	0.40%	3.57%	67%
2008	$11.99	0.43	(0.79)	(0.36)	(0.48)	(0.67)	(1.15)	$10.48	(3.58)%	$119,109	0.40%	3.83%	34%
2007	$10.96	0.26	1.00	1.26	(0.23)	—	(0.23)	$11.99	11.66%	$124,565	0.40%	2.26%	64%

Class B (9/01)
2011	$8.91	0.10	0.92	1.02	(0.04)	—	(0.04)	$9.89	11.43%	$6,009	1.15%	0.96%	34%
2010	$8.49	0.12	0.47	0.59	(0.17)	—	(0.17)	$8.91	6.87%	$7,603	1.14%	1.33%	24%
2009	$10.36	0.22	(1.44)	(1.22)	(0.19)	(0.46)	(0.65)	$8.49	(10.57)%	$10,374	1.15%	2.88%	67%
2008	$11.87	0.34	(0.78)	(0.44)	(0.40)	(0.67)	(1.07)	$10.36	(4.33)%	$9,299	1.15%	3.06%	34%
2007	$10.89	0.17	0.99	1.16	(0.18)	—	(0.18)	$11.87	10.80%	$9,017	1.15%	1.44%	64%

Class C (9/01)
2011	$8.91	0.09	0.94	1.03	(0.04)	—	(0.04)	$9.90	11.57%	$22,493	1.15%	0.93%	34%
2010	$8.50	0.11	0.47	0.58	(0.17)	—	(0.17)	$8.91	6.81%	$18,241	1.14%	1.25%	24%
2009	$10.38	0.23	(1.46)	(1.23)	(0.19)	(0.46)	(0.65)	$8.50	(10.62)%	$12,754	1.15%	2.95%	67%
2008	$11.88	0.33	(0.76)	(0.43)	(0.40)	(0.67)	(1.07)	$10.38	(4.22)%	$10,090	1.15%	2.98%	34%
2007	$10.90	0.17	1.00	1.17	(0.19)	—	(0.19)	$11.88	10.80%	$6,910	1.15%	1.46%	64%

Class R3 (10/96)(e)
2011	$8.95	0.14	0.94	1.08	(0.09)	—	(0.09)	9.94	12.06%	$4,253	0.65%	1.39%	34%
2010	$8.52	0.15	0.48	0.63	(0.20)	—	(0.20)	$8.95	7.40%	$2,962	0.64%	1.66%	24%
2009	$10.40	0.25	(1.44)	(1.19)	(0.23)	(0.46)	(0.69)	$8.52	(10.17)%	$1,640	0.65%	3.24%	67%
2008	$11.91	0.39	(0.77)	(0.38)	(0.46)	(0.67)	(1.13)	$10.40	(3.81)%	$1,193	0.65%	3.47%	34%
2007	$10.91	0.20	1.02	1.22	(0.22)	—	(0.22)	$11.91	11.27%	$801	0.65%	1.69%	64%

Class I (9/01)(e)
2011	$9.02	0.19	0.95	1.14	(0.14)	—	(0.14)	$10.02	12.63%	$133,723	0.15%	1.88%	34%
2010	$8.57	0.21	0.48	0.69	(0.24)	—	(0.24)	$9.02	7.98%	$217,968	0.14%	2.27%	24%
2009	$10.46	0.30	(1.47)	(1.17)	(0.26)	(0.46)	(0.72)	$8.57	(9.77)%	$191,272	0.15%	3.81%	67%
2008	$11.96	0.46	(0.78)	(0.32)	(0.51)	(0.67)	(1.18)	$10.46	(3.26)%	$154,485	0.15%	4.07%	34%
2007	$10.94	0.28	1.00	1.28	(0.26)	—	(0.26)	$11.96	11.87%	$166,619	0.15%	2.44%	64%

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Distributions from Capital Gains include short-term capital gains, if any.

(c)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(d)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.

Section 5    Financial Highlights

Nuveen Strategy Conservative Allocation Fund

Class (Commencement Date)		Investment Operations			Less Distributions							Ratios/Supplemental Data
Year Ended August 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains(b)	Return of Capital		Total	Ending Net Asset Value	Total Return(c)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(d)	Ratios of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate

Class A (9/01)
2011	$10.27	$0.28	$0.58	$0.86	$(0.24)	$—	$—		$(0.24)	$10.89	8.39%	$44,341	0.40%	2.57%	34%
2010	$9.64	0.31	0.65	0.96	(0.33)	—	—	*	(0.33)	$10.27	10.01%	$45,233	0.40%	3.06%	18%
2009	$10.68	0.42	(0.74)	(0.32)	(0.46)	(0.25)	(0.01)		(0.72)	$9.64	(1.76)%	$34,653	0.40%	4.73%	63%
2008	$11.73	0.48	(0.60)	(0.12)	(0.57)	(0.36)	—		(0.93)	$10.68	(1.27)%	$30,926	0.40%	4.22%	20%
2007	$11.40	0.37	0.51	0.88	(0.34)	(0.21)	—		(0.55)	$11.73	7.89%	$30,580	0.40%	3.20%	71%

Class B (9/01)
2011	$10.20	0.20	0.58	0.78	(0.16)	—	—		(0.16)	$10.82	7.66%	$4,305	1.15%	1.83%	34%
2010	$9.58	0.24	0.63	0.87	(0.25)	—	—	*	(0.25)	$10.20	9.15%	$5,137	1.15%	2.36%	18%
2009	$10.61	0.35	(0.73)	(0.38)	(0.39)	(0.25)	(0.01)		(0.65)	$9.58	(2.52)%	$5,322	1.15%	3.96%	63%
2008	$11.66	0.40	(0.61)	(0.21)	(0.48)	(0.36)	—		(0.84)	$10.61	(2.01)%	$4,301	1.15%	3.49%	20%
2007	$11.34	0.28	0.51	0.79	(0.26)	(0.21)	—		(0.47)	$11.66	7.07%	$4,131	1.15%	2.44%	71%

Class C (9/01)
2011	$10.21	0.20	0.58	0.78	(0.16)	—	—		(0.16)	$10.83	7.66%	$13,757	1.15%	1.83%	34%
2010	$9.59	0.23	0.64	0.87	(0.25)	—	—	*	(0.25)	$10.21	9.17%	$13,238	1.15%	2.28%	18%
2009	$10.63	0.33	(0.71)	(0.38)	(0.40)	(0.25)	(0.01)		(0.66)	$9.59	(2.51)%	$8,642	1.15%	3.79%	63%
2008	$11.68	0.39	(0.59)	(0.20)	(0.49)	(0.36)	—		(0.85)	$10.63	(1.99)%	$3,558	1.15%	3.48%	20%
2007	$11.36	0.28	0.51	0.79	(0.26)	(0.21)	—		(0.47)	$11.68	7.05%	$2,914	1.15%	2.43%	71%

Class R3 (10/96)(e)
2011	$10.25	0.25	0.59	0.84	(0.22)	—	—		(0.22)	$10.87	8.17%	$2,394	0.65%	2.32%	34%
2010	$9.62	0.29	0.64	0.93	(0.30)	—	—	*	(0.30)	$10.25	9.76%	$1,695	0.65%	2.80%	18%
2009	$10.66	0.40	(0.74)	(0.34)	(0.44)	(0.25)	(0.01)		(0.70)	$9.62	(2.05)%	$760	0.65%	4.52%	63%
2008	$11.71	0.46	(0.61)	(0.15)	(0.54)	(0.36)	—		(0.90)	$10.66	(1.50)%	$798	0.65%	4.02%	20%
2007	$11.39	0.34	0.51	0.85	(0.32)	(0.21)	—		(0.53)	$11.71	7.63%	$706	0.65%	2.91%	71%

Class I (9/01)(e)
2011	$10.26	0.30	0.60	0.90	(0.27)	—	—		(0.27)	$10.89	8.78%	$24,435	0.15%	2.76%	34%
2010	$9.64	0.34	0.63	0.97	(0.35)	—	—	*	(0.35)	$10.26	10.18%	$48,152	0.15%	3.30%	18%
2009	$10.68	0.44	(0.73)	(0.29)	(0.49)	(0.25)	(0.01)		(0.75)	$9.64	(1.47)%	$37,618	0.15%	5.03%	63%
2008	$11.73	0.51	(0.60)	(0.09)	(0.60)	(0.36)	—		(0.96)	$10.68	(1.02)%	$37,364	0.15%	4.49%	20%
2007	$11.40	0.39	0.52	0.91	(0.37)	(0.21)	—		(0.58)	$11.73	8.17%	$38,470	0.15%	3.37%	71%

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Distributions from Capital Gains include short-term capital gains, if any.

(c)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(d)	After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.

(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.

*	Rounds to less than $.01 per share.

Section 5    Financial Highlights

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by a U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•	Average Cost Basis Method: Calculating cost basis by determining the average price paid for fund shares that may have been purchased at different times for different prices.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives may be used to hedge risk, to exchange a floating rate of return for a fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•	Dow Jones Conservative U.S. Portfolio Index: A weighted average of other stock, bond and cash indexes, which is reconstructed monthly and represents 20% of the risk of the U.S. equities market.

•	Dow Jones Moderate U.S. Portfolio Index: A weighted average of other stock, bond and cash indexes, which is reconstructed monthly and represents 60% of the risk of the U.S. equities market.

•

Dow Jones Moderately Aggressive U.S. Portfolio Index: A weighted average of other stock, bond and cash indexes, which is reconstructed monthly and represents 80% of the risk of the U.S. equities market.

•

Futures: Derivative contracts obligating buyers to purchase an asset or sellers to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•	Lipper Flexible Portfolio Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Flexible Portfolio Classification.

•

Lipper Mixed-Asset Target Allocation Conservative Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Classification.

•

Lipper Mixed-Asset Target Allocation Growth Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Classification.

•

Lipper Mixed-Asset Target Allocation Moderate Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Classification.

•

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

Section 6    Glossary of Investment Terms

•

Morningstar Moderately Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns.

•

Morningstar Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek above-average exposure to equity market risk and returns.

•

Morningstar Moderately Conservative Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below-average exposure to equity market risk and returns.

•

Options: Derivative contracts giving buyers the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•

Swaps: Derivative contracts in which two parties agree to exchange one stream of cash flows for another stream. Swap agreements define the dates when the cash flows will be paid and how the cash flows are calculated.

Section 6    Glossary of Investment Terms

Appendix A    Underlying Funds

The list below represents those underlying funds currently available for investment by the funds. With Nuveen Fund Advisors’ approval, Nuveen Asset Management may add funds to this list without prior approval of or prior notice to shareholders.

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Equity Funds
Nuveen Equity Income Fund	The investment objective of the fund is long-term growth of capital and income. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund’s adviser believes are characterized by the ability to pay above average dividends, the ability to finance expected growth and strong management.

Nuveen Equity Index Fund	The investment objective of the fund is to provide investments results that correspond to the performance of the S&P 500® Index. Under normal market conditions, the fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500® Index.

Nuveen Global Infrastructure Fund	The investment objective of the fund is long-term growth of capital and income. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. infrastructure-related companies.

Nuveen International Fund	The investment objective of the fund is long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities of foreign issuers that trade in U.S. or foreign markets, depositary receipts representing shares of foreign issuers and exchange-traded funds and other investment companies that provide exposure to foreign issuers.

Nuveen International Select Fund	The investment objective of the fund is long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities of foreign issuers that trade in U.S. or foreign markets, depositary receipts representing shares of foreign issuers and exchange-traded funds and other investment companies that provide exposure to foreign issuers.

Nuveen Large Cap Growth Opportunities Fund	The investment objective of the fund is long-term growth of capital. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of $5 billion or greater at the time of purchase.

Nuveen Large Cap Select Fund	The investment objective of the fund is capital appreciation. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of $5 billion or greater at the time of purchase.

Appendix A    Underlying Funds

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen Large Cap Value Fund	The investment objective of the fund is capital appreciation. Current income is a secondary objective of the fund. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have the market capitalizations of $5 billion or greater at the time of purchase.

Nuveen Mid Cap Growth Opportunities Fund	The investment objective of the fund is capital appreciation. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase.

Nuveen Mid Cap Index Fund	The investment objective of the fund is to provide investment results that correspond to the performance of the S&P Midcap 400 Composite Index. Under normal market conditions, the fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P Midcap 400 Composite Index.

Nuveen Mid Cap Select Fund	The investment objective of the fund is long-term growth of capital. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid- capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase.

Nuveen Mid Cap Value Fund	The investment objective of the fund is capital appreciation. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase.

Nuveen NWQ Large-Cap Value Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Index.

Nuveen NWQ Multi-Cap Value Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with small, medium and small capitalizations.

Nuveen NWQ Small-Cap Value Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of the investment comparable to companies in either the Russell 2000® Value Index of the Standard & Poor’s SmallCap 600 Index®.

Appendix A    Underlying Funds

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen NWQ Small-Mid Cap Value	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 2500® Value Index.

Nuveen Real Asset Income Fund	The principal investment objective of the fund is to seek a high level of current income. The secondary objective is to seek capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by real asset related companies that are generating income at the time of purchase. The categories of real assets on which the fund will focus its investments are infrastructure and real estate. The fund will invest in both equity securities and debt securities, but will not invest more than 40% of its net assets in debt securities.

Nuveen Real Estate Securities Fund	The investment objective of the fund is to provide above average current income and long-term capital appreciation. Under normal market conditions, the fund invests primarily (80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry.

Nuveen Santa Barbara Dividend Growth Fund	The investment objective of the fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in dividend-paying common and preferred stocks.

Nuveen Santa Barbara Growth Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests primarily in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Index.

Nuveen Santa Barbara International Growth Fund	The investment objective of the fund is to provide long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its assets in non-U.S. securities.

Nuveen Small Cap Growth Opportunities Fund	The investment objective of the fund is growth of capital. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than $3 billion at the time of purchase.

Nuveen Small Cap Index Fund	The investment objective of the fund is to provide investment results that correspond to the performance of the Russell 2000® Index. Under normal market conditions, the fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000® Index.

Nuveen Small Cap Select Fund	The investment objective of the fund is capital appreciation. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than $3 billion at the time of purchase.

Appendix A    Underlying Funds

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen Small Cap Value Fund	The investment objective of the fund is capital appreciation. Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than $3 billion at the time of purchase.

Nuveen Symphony International Equity Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests primarily in non-U.S. equity securities.

Nuveen Symphony Large-Cap Growth Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities of companies with market capitalizations at the time of the investment comparable to companies in the Russell 1000® Growth Index.

Nuveen Symphony Large-Cap Value Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Value Index.

Nuveen Symphony Mid-Cap Core Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell Midcap® Index.

Nuveen Symphony Optimized Alpha Fund	The investment objective of the fund is to seek long-term capital appreciation with lower absolute volatility than the broad equity market. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with varying market capitalizations.

Nuveen Symphony Small-Mid Cap Core Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell Midcap® Index.

Nuveen Quantitative Enhanced Core Equity Fund	The investment objective of the fund is to provide, over the long term, a total return that exceeds the total return of the S&P 500® Index. Under normal market conditions, the fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities.

Nuveen Tradewinds Emerging Markets Fund	The investment objective of the fund is to provide long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in securities of emerging market issuers.

Nuveen Tradewinds Global All-Cap Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations.

Nuveen Tradewinds Global All-Cap Plus Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations.

Appendix A    Underlying Funds

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen Tradewinds Global Flexible Allocation Fund	The investment objective of the fund is to seek total return through a combination of capital appreciation and income. Under normal market conditions, the fund invests at least 30% of its net assets in equity securities, which include common stocks, preferred securities, convertible securities and other securities with equity characteristics.

Nuveen Tradewinds Global Resources Fund	The investment objective of the fund is to provide long-term capital appreciation. Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities of global energy and natural resources companies and companies in associated businesses.

Nuveen Tradewinds International Value Fund	The investment objective of the fund is to provide long-term capital appreciation. Under normal market conditions, the fund invests primarily in non-U.S. equity securities, including non-U.S. equity securities traded on non-U.S. exchanges and American Depositary Receipts.

Nuveen Tradewinds Value Opportunities Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests primarily in equity securities of companies with varying market capitalizations, which may include small-, mid- and large-capitalization companies.

Nuveen Winslow Large-Cap Growth Fund	The investment objective of the fund is to provide long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase.

Fixed Income Funds
Nuveen All-American Municipal Bond Fund	The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal personal income tax.

Nuveen Core Bond Fund	The investment objective of the fund is to provide investors with high current income consistent with limited risk to capital. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as: 1) U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities, 2) residential and commercial mortgage- back securities, 3) asset-backed securities, and 4) corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Nuveen High Income Bond Fund	The investment objective is to provide investors with a high level of current income. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”).

Appendix A    Underlying Funds

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen High Yield Municipal Bond Fund	The investment objective of the fund is to provide high current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the fund’s primary objective. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal personal income tax.

Nuveen Inflation Protected Securities Fund	The investment objective of the fund is to provide investors with total return while providing protection against inflation. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in inflation protected debt securities.

Nuveen Intermediate Government Bond Fund	The investment objective of the fund is to provide investors with current income to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in U.S. government securities. U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including, 1) U.S. Treasury obligations, 2) mortgage-backed securities issued by the Government National Mortgage Association, the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and 3) non-mortgage-related obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as FNMA, FHLMC, Federal Farm Credit Banks, the Federal Home Loan Bank System, and the Tennessee Valley Authority, including obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program.

Nuveen Intermediate Term Bond Fund	The investment objective of the fund is to provide investors with current income to the extent consistent with preservation of capital. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as: 1) U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities, 2) residential and commercial mortgage-backed securities, 3) asset-backed securities, and 4) corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Nuveen Preferred Securities Fund	The investment objective of the fund is to seek to provide a high level of current income and total return. Under normal market conditions, the fund invests at least 80% of its net assets in preferred securities.

Nuveen Short Term Bond Fund	The investment objective of the fund is to provide investors with current income while maintaining a high degree of principal stability. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as: 1) U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities, 2) residential and commercial mortgage-backed securities, 3) asset-backed securities, 4) corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations and 5) commercial paper.

Appendix A    Underlying Funds

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Nuveen Symphony Credit Opportunities	The investment objective of the fund is to seek current income and capital appreciation. Under normal market conditions, the fund invests primarily in debt instruments (e.g., bonds, loans and convertible securities), a substantial portion of which may be rated below investment-grade or, if unrated, deemed by the funds’ portfolio managers to be of comparable quality.

Nuveen Total Return Bond Fund	The investment objective of the fund is to provide investors with a high level of current income consistent with prudent risk to capital. While the fund may realize some capital appreciation, the fund primarily seeks to achieve total return through preserving capital and generating income. Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in the following types of debt securities: 1) U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), 2) residential and commercial mortgage-backed securities, 3) asset-backed securities, 4) domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations and 5) debt obligations of foreign governments.
Absolute Return Funds
Nuveen Tactical Market Opportunities Fund	The investment objective of the fund is to earn a positive total return over a reasonable period of time, regardless of market conditions. In pursuing its objective, the fund will seek to outperform the Merrill Lynch 3 Month Treasury Bill Index by 400 basis points, or 4%, on an annual basis, measured over a reasonable period of time.

Appendix A    Underlying Funds

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Municipal-National

All-American Municipal Bond

High Yield Municipal Bond

Inflation Protected Municipal Bond

Intermediate Duration Municipal Bond

Limited Term Municipal Bond

Short Term Municipal Bond

Municipal-State

Arizona Municipal Bond

California High Yield Municipal Bond

California Municipal Bond

Colorado Municipal Bond

Connecticut Municipal Bond

Georgia Municipal Bond

Kansas Municipal Bond

Kentucky Municipal Bond

Louisiana Municipal Bond

Maryland Municipal Bond

Massachusetts Municipal Bond

Michigan Municipal Bond

Minnesota Intermediate Municipal Bond

Minnesota Municipal Bond

Missouri Municipal Bond

Nebraska Municipal Bond

New Jersey Municipal Bond

New Mexico Municipal Bond

New York Municipal Bond

Municipal-State (continued)

North Carolina Municipal Bond

Ohio Municipal Bond

Oregon Intermediate Municipal Bond

Pennsylvania Municipal Bond

Tennessee Municipal Bond

Virginia Municipal Bond

Wisconsin Municipal Bond

Taxable Fixed Income

Core Plus Bond

High Income Bond

Inflation Protected Securities

Intermediate Government Bond

Intermediate Term Bond

Preferred Securities

Short Term Bond

Strategic Income

Symphony Credit Opportunities

Symphony Floating Rate Income

Global/International

International

International Select

Santa Barbara Global Growth

Santa Barbara International Growth

Symphony International Equity

Tradewinds Emerging Markets

Tradewinds Global All-Cap

Global/International (continued)

Tradewinds Global All-Cap Plus

Tradewinds Global Flexible Allocation

Tradewinds Global Resources

Tradewinds International Value

Tradewinds Japan

Tradewinds Small-Cap Opportunities

Value

Dividend Value

Large Cap Value

Mid Cap Value

Multi-Manager Large-Cap Value

NWQ Large-Cap Value

NWQ Multi-Cap Value

NWQ Small-Cap Value

NWQ Small/Mid-Cap Value

Small Cap Value

Symphony Large-Cap Value

Tradewinds Value Opportunities

Growth

Large Cap Growth Opportunities

Mid Cap Growth Opportunities

Santa Barbara Growth

Small Cap Growth Opportunities

Symphony Large-Cap Growth

Winslow Large-Cap Growth

Core

Large Cap Select

Mid Cap Select

Santa Barbara Dividend Growth

Small Cap Select

Symphony Mid-Cap Core

Symphony Optimized Alpha

Symphony Small-Mid Cap Core

Real Assets

Global Infrastructure

Real Asset Income

Real Estate Securities

Asset Allocation

Strategy Aggressive Growth Allocation

Strategy Balanced Allocation

Strategy Conservative Allocation

Strategy Growth Allocation

Tactical Market Opportunities

Quantitative/Enhanced

Quantitative Enhanced Core Equity

Index

Equity Index

Mid Cap Index

Small Cap Index

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments, Nuveen Fund Advisors and Nuveen Asset Management. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available, free of charge, by calling Nuveen Investor Services at (800) 257-8787, on the funds’ website at www.nuveen.com, or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). Reports and other information about the funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 551-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street, NE, Washington, D.C. 20549-1520. The SEC may charge a copying fee for this information.

The funds are series of Nuveen Strategy Funds, Inc., whose Investment Company Act file number is 811-07687.

Distributed by

Nuveen Securities, LLC

333 West Wacker Drive

Chicago, Illinois 60606

(800) 257-8787

www.nuveen.com

MPR-FAA-0512P

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED MAY 14, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 16, 2011

1.	The fifth sentence of the first paragraph under “Statement of Additional Information” on the front cover is deleted in its entirety and replaced with the following sentence:

To obtain copies of the Prospectus or the Funds’ Annual Report(s) at no charge, write the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or call (800) 257-8787.

2.	The first paragraph of the section “Service Providers—Transfer Agent” is deleted in its entirety and replaced with the following paragraph:

Boston Financial Data Services, Inc. (“BFDS”), P.O. Box 8530, Boston, Massachusetts 02266-8530 serves as the Funds’ transfer, shareholder services, and dividend paying agent.

3.	The following two sentences replace the first sentence of the second paragraph of the section “Service Providers—Transfer Agent”:

Prior to May 12, 2012, USBFS served as the Funds’ transfer agent. The following table sets forth transfer agent fees, excluding out-of-pocket expenses, paid by the Funds to USBFS for the fiscal years ended August 31, 2009, August 31, 2010 and August 31, 2011:

4.	The first paragraph of the section “Purchase and Redemption of Fund Shares—Class A Shares” is deleted in its entirety and replaced with the following paragraph:

Class A shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A shares of the Funds are also subject to an annual service fee of 0.25%. See “Distribution and Service Plan.”

5.	The first two paragraphs of the section “Purchase and Redemption of Fund Shares —Shareholder Programs—Exchange Privilege” are deleted in their entirety and replaced with the following two paragraphs:

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same Fund. An exchange between classes of shares of the same Fund may not be considered a taxable event; please consult your own tax advisor for further information.

If you hold your shares directly with the Fund, you may exchange your shares by either sending a written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530 or by calling Nuveen Investor Services toll free at (800) 257-8787.

6.	The first paragraph of the section “Purchase and Redemption of Fund Shares—Shareholder Programs—Reinstatement Privilege” is deleted in its entirety and replaced with the following paragraph:

If you redeemed Class A or Class C shares of a Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. The reinstatement privilege for Class B shares is no longer available. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

7.	The first sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares—General Matters” is deleted in its entirety and replaced with the following sentence:

If you choose to invest in a Fund, an account will be opened and maintained for you by BFDS, the Funds’ shareholder services agent.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FAASAI-0512P